Fair Value Measurements (Details 3) (Convertible Senior Notes) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)
Fair Value of Financial Instruments
Fair value of financial instrument	$ 1,479	9,317	$ 1,395